Business combination (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 01, 2021 USD ($)	Jul. 01, 2021 CNY (¥)
Business Acquisition [Line Items]
Goodwill			¥ 106,274,006	¥ 152,779,315
Shanghai Guoyu [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					$ 1,383,888	¥ 8,955,001
Goodwill					2,052,844
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities					(345,972)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net					$ 3,090,760